Pay vs Performance Disclosure - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Pay versus Performance Table

The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our non-PEO Named Executive Officers (NEOs), along with Total Shareholder Return (TSR), Net Income (Loss), and Net Sales performance results for our Fiscal 2025, 2024, 2023, 2022, and 2021:

										Value of Initial Fixed $100
							Average			Investment
							Summary	Average		Based on:
	Summary	Summary			Compensation		Compensation	Compensation			Peer Group
	Compensation	Compensation	Compensation		Actually Paid to		Table Total for	Actually Paid to		Total	Total	Net
	Table Total for	Table Total for	Actually Paid to		Second		Non-PEO	Non-PEO		Shareholder	Shareholder	Income	Net
	First PEO	Second PEO	First PEO (2)(3)		PEO (2) (3)		NEOs	NEOs (2) (3)		Return (4)	Return (5)	(Loss) (6)	Sales (6) (7)
Year (1)	($)	($)	($)		($)		($)	($)		($)	($)	($)	($)
2025	9,582,736	9,044,466	(16,934,429)	(8)	13,314,442	(8)	5,059,032	5,160,493	(8)	53.59	164.12	272	14,775
2024	11,036,800	20,907,736	(1,152,491)	(9)	21,424,896	(9)	3,147,860	(426,140)	(9)	38.90	161.20	109	15,385
2023	8,962,889	N/A	9,769,583	(10)	N/A		5,883,271	6,169,062	(10)	70.25	123.16	317	16,586
2022	9,034,094	4,427,865	(57,026,989)	(11)	4,710,588	(11)	3,420,060	(3,655,769)	(11)	76.90	87.69	(19)	17,161
2021	12,924,834	N/A	34,227,502	(12)	N/A		4,016,239	8,475,219	(12)	139.02	105.90	938	18,471
(1)	Named Executive Officers included in the above table reflect the following:

Year	PEO #1	PEO #2	Non-PEOs
2025	Mr. Buchanan	Mr. Bender	Ms. Timm, Mr. Hand, Mr. Jones, and Ms. Raymond
2024	Mr. Kingsbury	Mr. Buchanan	Ms. Timm, Mr. Hand, Mr. Jones, and Ms. Mc Feeney
2023	Mr. Kingsbury	N/A	Ms. Timm, Mr. Hand, Mr. Jones, Ms. Kent, and Mr. Alves
2022	Ms. Gass	Mr. Kingsbury	Ms. Timm, Mr. Chini, Ms. Mc Feeney, Ms. Raymond, Mr. Gaffney, and Mr. Revelle
2021	Ms. Gass	N/A	Ms. Timm, Mr. Howe, Mr. Revelle, and Mr. Gaffney

(2)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (a) for Restricted Stock Awards and Restricted Stock Units, closing stock price on applicable year-end date(s) or, in the case of vesting dates, the stock price at which the award vested; and (b) for Performance Share Units, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) multiplied by the probability of achievement as of each such date.
(3)	For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following per share prices were used:

2025	2024	2023	2022	2021
$17.47	$13.21	$26.40	$31.49	$60.16
(4)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the applicable measurement period (assuming dividend reinvestment) and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Cumulative TSR for each fiscal year assumes an investment of $100 at the beginning of the applicable measurement period.
(5)	Peer Group TSR reflects the Company’s 2025 peer group, which is the S&P 500 Consumer Discretionary Distribution & Retail Index, as reflected in our 2025 Annual Report on Form the 10-K, pursuant to Item 201(e) of Regulation S-K. The chart assumes an investment of $100 on January 30, 2021 and reinvestment of dividends. The calculations exclude trading commissions and taxes.
(6)	Dollars in Millions.
(7)	Net Sales is the financial performance measure that the Company believes to be the most important measure (that is not otherwise required to be disclosed in the table) it used in the most recent fiscal year to determine compensation.
(8)	For Fiscal 2025, “Compensation Actually Paid to First PEO,” “Compensation Actually Paid to Second PEO,” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

			Average
	First PEO	Second PEO	Non-PEO NEOs
Adjustments to Determine 2025 "Compensation Actually Paid”	($)	($)	($)
Total Reported in 2025 Summary Compensation Table (SCT)	9,582,736	9,044,466	5,059,032
Less, Value of Stock Awards Reported in SCT	(9,000,005)	(3,775,003)	(2,024,998)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	—	7,925,828	1,779,643
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	—	415,789
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	—	119,151	(68,973)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	(17,517,160)	—	—
Total Adjustments	(26,517,165)	4,269,976	101,461
"Compensation Actually Paid" for Fiscal Year 2025	(16,934,429)	13,314,442	5,160,493

(9)	For Fiscal 2024, “Compensation Actually Paid to First PEO,” “Compensation Actually Paid to Second PEO,” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

			Average
	First PEO	Second PEO	Non-PEO NEOs
Adjustments to Determine 2024 "Compensation Actually Paid”	($)	($)	($)
Total Reported in 2024 Summary Compensation Table (SCT)	11,036,800	20,907,736	3,147,860
Less, Value of Stock Awards Reported in SCT	(9,099,987)	(17,000,000)	(2,024,997)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	1,721,992	17,517,160	396,704
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	(4,811,296)	—	(1,758,077)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	—	—	(187,631)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—
Total Adjustments	(12,189,291)	517,160	(3,574,000)
"Compensation Actually Paid" for Fiscal Year 2024	(1,152,491)	21,424,896	(426,140)

(10)	For Fiscal 2023, “Compensation Actually Paid to First PEO” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		Average
	First PEO	Non-PEO NEOs
Adjustments to Determine 2023 "Compensation Actually Paid”	($)	($)
Total Reported in 2023 Summary Compensation Table (SCT)	8,962,889	5,883,271 (a)
Less, Value of Stock Awards Reported in SCT	(4,699,989)	(3,194,999)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	5,938,380	3,248,521
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	(67,486)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	399,648
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(431,697)	(99,893)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	806,694	285,791
"Compensation Actually Paid" for Fiscal Year 2023	9,769,583	6,169,062

(11)	For Fiscal 2022, “Compensation Actually Paid to First PEO,” “Compensation Actually Paid to Second PEO,” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

			Average
	First PEO	Second PEO	Non-PEO NEOs
Adjustments to Determine 2022 "Compensation Actually Paid”	($)	($)	($)
Total Reported in 2022 Summary Compensation Table (SCT)	9,034,094	4,427,865	3,420,060
Less, Value of Stock Awards Reported in SCT	(7,549,993)	(3,920,000)	(1,891,344)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	—	4,226,216	972,774
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	—	(2,905,529)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	67,135
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	143,079	(23,493)	(389,692)	(a)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	(58,654,169)	—	(2,929,173)	(a)
Total Adjustments	(66,061,083)	282,723	(7,075,829)
"Compensation Actually Paid" for Fiscal Year 2022	(57,026,989)	4,710,588	(3,655,769)
(12)	For Fiscal 2021, “Compensation Actually Paid to First PEO” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		Average
	First PEO	Non-PEO NEOs
Adjustments to Determine 2021 "Compensation Actually Paid”	($)	($)
Total Reported in 2021 Summary Compensation Table (SCT)	12,924,834	4,016,239
Less, Value of Stock Awards Reported in SCT	(7,250,011)	(1,375,046)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	14,444,589	2,739,579
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	12,179,438	2,675,545
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	1,928,652	418,902
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	21,302,668	4,458,980
"Compensation Actually Paid" for Fiscal Year 2021	34,227,502	8,475,219

Company Selected Measure Name		Net Sales
Named Executive Officers, Footnote
(1)	Named Executive Officers included in the above table reflect the following:

Year	PEO #1	PEO #2	Non-PEOs
2025	Mr. Buchanan	Mr. Bender	Ms. Timm, Mr. Hand, Mr. Jones, and Ms. Raymond
2024	Mr. Kingsbury	Mr. Buchanan	Ms. Timm, Mr. Hand, Mr. Jones, and Ms. Mc Feeney
2023	Mr. Kingsbury	N/A	Ms. Timm, Mr. Hand, Mr. Jones, Ms. Kent, and Mr. Alves
2022	Ms. Gass	Mr. Kingsbury	Ms. Timm, Mr. Chini, Ms. Mc Feeney, Ms. Raymond, Mr. Gaffney, and Mr. Revelle
2021	Ms. Gass	N/A	Ms. Timm, Mr. Howe, Mr. Revelle, and Mr. Gaffney

Peer Group Issuers, Footnote
(5)	Peer Group TSR reflects the Company’s 2025 peer group, which is the S&P 500 Consumer Discretionary Distribution & Retail Index, as reflected in our 2025 Annual Report on Form the 10-K, pursuant to Item 201(e) of Regulation S-K. The chart assumes an investment of $100 on January 30, 2021 and reinvestment of dividends. The calculations exclude trading commissions and taxes.

Adjustment To PEO Compensation, Footnote
(8)	For Fiscal 2025, “Compensation Actually Paid to First PEO,” “Compensation Actually Paid to Second PEO,” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

			Average
	First PEO	Second PEO	Non-PEO NEOs
Adjustments to Determine 2025 "Compensation Actually Paid”	($)	($)	($)
Total Reported in 2025 Summary Compensation Table (SCT)	9,582,736	9,044,466	5,059,032
Less, Value of Stock Awards Reported in SCT	(9,000,005)	(3,775,003)	(2,024,998)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	—	7,925,828	1,779,643
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	—	415,789
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	—	119,151	(68,973)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	(17,517,160)	—	—
Total Adjustments	(26,517,165)	4,269,976	101,461
"Compensation Actually Paid" for Fiscal Year 2025	(16,934,429)	13,314,442	5,160,493

(9)	For Fiscal 2024, “Compensation Actually Paid to First PEO,” “Compensation Actually Paid to Second PEO,” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

			Average
	First PEO	Second PEO	Non-PEO NEOs
Adjustments to Determine 2024 "Compensation Actually Paid”	($)	($)	($)
Total Reported in 2024 Summary Compensation Table (SCT)	11,036,800	20,907,736	3,147,860
Less, Value of Stock Awards Reported in SCT	(9,099,987)	(17,000,000)	(2,024,997)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	1,721,992	17,517,160	396,704
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	(4,811,296)	—	(1,758,077)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	—	—	(187,631)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—
Total Adjustments	(12,189,291)	517,160	(3,574,000)
"Compensation Actually Paid" for Fiscal Year 2024	(1,152,491)	21,424,896	(426,140)

(10)	For Fiscal 2023, “Compensation Actually Paid to First PEO” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		Average
	First PEO	Non-PEO NEOs
Adjustments to Determine 2023 "Compensation Actually Paid”	($)	($)
Total Reported in 2023 Summary Compensation Table (SCT)	8,962,889	5,883,271 (a)
Less, Value of Stock Awards Reported in SCT	(4,699,989)	(3,194,999)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	5,938,380	3,248,521
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	(67,486)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	399,648
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(431,697)	(99,893)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	806,694	285,791
"Compensation Actually Paid" for Fiscal Year 2023	9,769,583	6,169,062

(11)	For Fiscal 2022, “Compensation Actually Paid to First PEO,” “Compensation Actually Paid to Second PEO,” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

			Average
	First PEO	Second PEO	Non-PEO NEOs
Adjustments to Determine 2022 "Compensation Actually Paid”	($)	($)	($)
Total Reported in 2022 Summary Compensation Table (SCT)	9,034,094	4,427,865	3,420,060
Less, Value of Stock Awards Reported in SCT	(7,549,993)	(3,920,000)	(1,891,344)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	—	4,226,216	972,774
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	—	(2,905,529)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	67,135
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	143,079	(23,493)	(389,692)	(a)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	(58,654,169)	—	(2,929,173)	(a)
Total Adjustments	(66,061,083)	282,723	(7,075,829)
"Compensation Actually Paid" for Fiscal Year 2022	(57,026,989)	4,710,588	(3,655,769)
(12)	For Fiscal 2021, “Compensation Actually Paid to First PEO” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		Average
	First PEO	Non-PEO NEOs
Adjustments to Determine 2021 "Compensation Actually Paid”	($)	($)
Total Reported in 2021 Summary Compensation Table (SCT)	12,924,834	4,016,239
Less, Value of Stock Awards Reported in SCT	(7,250,011)	(1,375,046)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	14,444,589	2,739,579
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	12,179,438	2,675,545
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	1,928,652	418,902
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	21,302,668	4,458,980
"Compensation Actually Paid" for Fiscal Year 2021	34,227,502	8,475,219

Non-PEO NEO Average Total Compensation Amount		$ 5,059,032	$ 3,147,860	$ 5,883,271	$ 3,420,060	$ 4,016,239
Non-PEO NEO Average Compensation Actually Paid Amount		$ 5,160,493	(426,140)	6,169,062	(3,655,769)	8,475,219
Adjustment to Non-PEO NEO Compensation Footnote
(8)	For Fiscal 2025, “Compensation Actually Paid to First PEO,” “Compensation Actually Paid to Second PEO,” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

			Average
	First PEO	Second PEO	Non-PEO NEOs
Adjustments to Determine 2025 "Compensation Actually Paid”	($)	($)	($)
Total Reported in 2025 Summary Compensation Table (SCT)	9,582,736	9,044,466	5,059,032
Less, Value of Stock Awards Reported in SCT	(9,000,005)	(3,775,003)	(2,024,998)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	—	7,925,828	1,779,643
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	—	415,789
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	—	119,151	(68,973)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	(17,517,160)	—	—
Total Adjustments	(26,517,165)	4,269,976	101,461
"Compensation Actually Paid" for Fiscal Year 2025	(16,934,429)	13,314,442	5,160,493

(9)	For Fiscal 2024, “Compensation Actually Paid to First PEO,” “Compensation Actually Paid to Second PEO,” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

			Average
	First PEO	Second PEO	Non-PEO NEOs
Adjustments to Determine 2024 "Compensation Actually Paid”	($)	($)	($)
Total Reported in 2024 Summary Compensation Table (SCT)	11,036,800	20,907,736	3,147,860
Less, Value of Stock Awards Reported in SCT	(9,099,987)	(17,000,000)	(2,024,997)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	1,721,992	17,517,160	396,704
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	(4,811,296)	—	(1,758,077)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	—	—	(187,631)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—
Total Adjustments	(12,189,291)	517,160	(3,574,000)
"Compensation Actually Paid" for Fiscal Year 2024	(1,152,491)	21,424,896	(426,140)

(10)	For Fiscal 2023, “Compensation Actually Paid to First PEO” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		Average
	First PEO	Non-PEO NEOs
Adjustments to Determine 2023 "Compensation Actually Paid”	($)	($)
Total Reported in 2023 Summary Compensation Table (SCT)	8,962,889	5,883,271 (a)
Less, Value of Stock Awards Reported in SCT	(4,699,989)	(3,194,999)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	5,938,380	3,248,521
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	(67,486)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	399,648
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	(431,697)	(99,893)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	806,694	285,791
"Compensation Actually Paid" for Fiscal Year 2023	9,769,583	6,169,062

(11)	For Fiscal 2022, “Compensation Actually Paid to First PEO,” “Compensation Actually Paid to Second PEO,” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

			Average
	First PEO	Second PEO	Non-PEO NEOs
Adjustments to Determine 2022 "Compensation Actually Paid”	($)	($)	($)
Total Reported in 2022 Summary Compensation Table (SCT)	9,034,094	4,427,865	3,420,060
Less, Value of Stock Awards Reported in SCT	(7,549,993)	(3,920,000)	(1,891,344)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	—	4,226,216	972,774
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	—	—	(2,905,529)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	67,135
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	143,079	(23,493)	(389,692)	(a)
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	(58,654,169)	—	(2,929,173)	(a)
Total Adjustments	(66,061,083)	282,723	(7,075,829)
"Compensation Actually Paid" for Fiscal Year 2022	(57,026,989)	4,710,588	(3,655,769)
(12)	For Fiscal 2021, “Compensation Actually Paid to First PEO” and the “Average Compensation Actually Paid to Non-PEO NEOs” reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		Average
	First PEO	Non-PEO NEOs
Adjustments to Determine 2021 "Compensation Actually Paid”	($)	($)
Total Reported in 2021 Summary Compensation Table (SCT)	12,924,834	4,016,239
Less, Value of Stock Awards Reported in SCT	(7,250,011)	(1,375,046)
Plus, Year-End Value of Awards Granted in Fiscal Year that Are Unvested and Outstanding	14,444,589	2,739,579
Plus, Change in Fair Value of Prior Year Awards that Are Outstanding and Unvested	12,179,438	2,675,545
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	1,928,652	418,902
Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—
Total Adjustments	21,302,668	4,458,980
"Compensation Actually Paid" for Fiscal Year 2021	34,227,502	8,475,219

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Important Financial Performance Measures

The following unranked performance measures reflect the Company’s most important performance measures used to link executive compensation to company performance in 2025. These performance measures were used by the Compensation Committee to assess company performance and determine annual cash incentives and equity awards paid to our PEO and Non-PEO Named Executive Officers in Fiscal 2025. For further information regarding these performance measures, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

Most Important Performance Measures for Fiscal 2025
● Operating Margin
● Merchandise Sales
● Net Sales

Total Shareholder Return Amount		$ 53.59	38.9	70.25	76.9	139.02
Peer Group Total Shareholder Return Amount		164.12	161.2	123.16	87.69	105.9
Net Income (Loss)		$ 272,000,000	$ 109,000,000	$ 317,000,000	$ (19,000,000)	$ 938,000,000
Company Selected Measure Amount		14,775,000,000	15,385,000,000	16,586,000,000	17,161,000,000	18,471,000,000
PEO Name	Mr. Bender
Share Price	$ 17.47	$ 17.47	$ 13.21	$ 26.4	$ 31.49	$ 60.16
Measure:: 1
Pay vs Performance Disclosure
Name		Operating Margin
Measure:: 2
Pay vs Performance Disclosure
Name		Merchandise Sales
Measure:: 3
Pay vs Performance Disclosure
Name		Net Sales
Non-GAAP Measure Description
(7)	Net Sales is the financial performance measure that the Company believes to be the most important measure (that is not otherwise required to be disclosed in the table) it used in the most recent fiscal year to determine compensation.

Mr Buchanan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 9,582,736	$ 20,907,736
PEO Actually Paid Compensation Amount		(16,934,429)	21,424,896
Mr. Bender [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		9,044,466
PEO Actually Paid Compensation Amount		13,314,442
Mr Kingsbury [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			11,036,800	$ 8,962,889	$ 4,427,865
PEO Actually Paid Compensation Amount			(1,152,491)	9,769,583	4,710,588
Ms Gass [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					9,034,094	$ 12,924,834
PEO Actually Paid Compensation Amount					(57,026,989)	34,227,502
PEO | Mr Buchanan [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(26,517,165)	517,160
PEO | Mr Buchanan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,000,005)	(17,000,000)
PEO | Mr Buchanan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,517,160
PEO | Mr Buchanan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr Buchanan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr Buchanan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr Buchanan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(17,517,160)
PEO | Mr. Bender [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,269,976
PEO | Mr. Bender [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,775,003)
PEO | Mr. Bender [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,925,828
PEO | Mr. Bender [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Bender [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Bender [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		119,151
PEO | Mr. Bender [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr Kingsbury [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,189,291)	806,694	282,723
PEO | Mr Kingsbury [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,099,987)	(4,699,989)	(3,920,000)
PEO | Mr Kingsbury [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,721,992	5,938,380	4,226,216
PEO | Mr Kingsbury [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,811,296)
PEO | Mr Kingsbury [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr Kingsbury [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(23,493)
PEO | Mr Kingsbury [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms Gass [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(66,061,083)	21,302,668
PEO | Ms Gass [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(7,549,993)	(7,250,011)
PEO | Ms Gass [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						14,444,589
PEO | Ms Gass [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						12,179,438
PEO | Ms Gass [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms Gass [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(431,697)	143,079	1,928,652
PEO | Ms Gass [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(58,654,169)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		101,461	(3,574,000)	285,791	(7,075,829)	4,458,980
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,024,998)	(2,024,997)	(3,194,999)	(1,891,344)	(1,375,046)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,779,643	396,704	3,248,521	972,774	2,739,579
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		415,789	(1,758,077)	(67,486)	(2,905,529)	2,675,545
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				399,648	67,135
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(68,973)	(187,631)	(99,893)	(389,692)	418,902
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (2,929,173)